Stock Option Plan (Tables) (fuboTV Inc.)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Schedule of Fair Value of Stock Option

The fair value of options granted during the year ended December 31, 2018 were estimated using the following weighted-average assumptions:

Year ended December 31, 2018
Exercise price	$28.20
Expected stock price volatility	222
Risk-free rate of interest	2.78
Term (years)	10.0

Summary of Share Activity

A summary of option activity under the Company’s employee stock option plan for years ended December 31, 2018 and 2019 are presented below:

	Number of Shares	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2017	-	$-	$-	-
Granted	16,667	28.20	-	9.1
Outstanding as of December 31, 2018	16,667	$28.20	$-	9.1
Outstanding as of December 31, 2019	16,667	$28.20	$-	8.1
Options vested and exercisable as of December 31, 2019	16,667	$28.20	$-	8.1

fuboTV Inc. [Member]
Summary of Effects of Stock Based Compensation Expenses

The following table summarizes the effects of stock-based compensation expense on subscriber related expenses, sales and marketing, technology and development, and general and administrative:

	March 31,	March 31,
	2020	2019
Subscriber related expenses	$1	$3
Sales and marketing	94	84
Technology and development	152	142
General and administrative	121	147
Total	$368	$376

The following table summarizes the effects of stock-based compensation expense on subscriber related expenses, sales and marketing, technology and development, and general and administrative:

	December 31,
	2019	2018
Subscriber related expenses	$9	$6
Sales and marketing	352	137
Technology and development	594	355
General and administrative	556	454
Total	$1,511	$952

Schedule of Fair Value of Stock Option

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option-pricing valuation model using assumptions in the following table:

March 31,
2019
Expected term (in years)	4.16 – 4.60
Risk-free interest rate	2.57%
Expected volatility	62.4% - 62.8%
Dividend rate	—

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option-pricing valuation model using assumptions in the following table:

	December 31,
	2019	2018
Expected term (in years)	4.16 – 4.60	3.69– 4.35
Risk-free interest rate	2.10 – 2.57%	2.45 – 2.96%
Expected volatility	62.1%	61.2%
Dividend rate	—	—

Summary of Share Activity

A summary of share activity under the Plan is presented below:

	Options Outstanding
	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value of Outstanding Options

Outstanding — January 1, 2019	2,380,989	$4.57	8.56	$6,351
Options granted	169,515	7.38
Options exercised	(81,050)	2.16
Options forfeited	(145,831)	4.51
Options expired	(23,681)	.06

Outstanding — December 31, 2019	2,299,942	$4.85	7.73	$5,848

Exercisable — December 31, 2019	1,312,566	$3.58	7.17	$5,010

Vested and expected to vest — December 31, 2019	2,299,942	$4.85	7.73	$5,848